Accounts Payable	12 Months Ended
Mar. 31, 2025
Accounts Payable [Abstract]
Accounts payable	7. Accounts payable Components of accounts payable are as follows as of March 31:
	As of March 31,
	2025	2024
	USD	USD
Trade payables	413,492	2,333,224
Total	413,492	2,333,224